Share-Based Compensation (Option Rollforward) (Details) - Options - Stock Options - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of options granted (USD per share)	$ 0	$ 0
Options
Outstanding, Beginning Balance (in shares)	1,581
Exercised (in shares)	(151)
Outstanding, Ending Balance (in shares)	1,430
Exercisable, period-end (in shares)	1,430
Weighted Average Exercise Price
Outstanding, Beginning Balance (USD per share)	$ 34.97
Exercised (USD per share)	32.83
Outstanding, Ending Balance (USD per share)	35.20
Exercisable, period-end (USD per share)	$ 35.20